Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reportable segments [line items]
Revenue	$ 55,658	$ 53,817	$ 65,098
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,474	2,020	1,933
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	17,229	14,902	15,992
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	1,337	1,125	857
Steelmaking Coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,793	7,430	11,990
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,873	3,528	3,559
Western Australia Nickel [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,473	2,009	1,926
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 1	$ 11	$ 7